Capital Stock - Series A Preferred Stock Transactions - Additional Information (Detail) (USD $)		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended				12 Months Ended		0 Months Ended					0 Months Ended
	Dec. 31, 2013	Jan. 22, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Mar. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Jan. 15, 2008 Series A Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member] Maximum [Member]	Dec. 31, 2008 Series A Preferred Stock [Member] Minimum [Member]	Aug. 20, 2008 Series C Preferred Stock [Member]	Jun. 30, 2014 Series C Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Jan. 22, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Mar. 31, 2012 Series C Preferred Stock [Member] Common Stock [Member]
Class of Stock [Line Items]
Number of Series A Preferred Shares in Series A units						1
Warrants exercisable						$ 0.50
Total number of shares of common stock sold										5,000,000	1,000,000	3,000,000
Number of Warrants in Series A Units						2
Convertible shares of common stock									$ 1.00			$ 0.25			$ 0.25
Common stock at market price on the first finance closing limit									1
Exercise price	$ 0.15						$ 0.25
Conversion of convertible shares		8,000,000	8,000,000	2,000,000	500,000												2,000,000
Preferred stock, shares issued								0					0	0		2,000,000
Preferred stock, shares outstanding								0					0	0		2,000,000